Share-based payments - Movements in options and award plans (Narrative) (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement	[1],[2]	0	18,000
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	£ 0
Deferred share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement	[1],[2]	0	0
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	£ 0
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement	[2]	23,556,000	24,569,000
Sharesave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement		8,159,542
Outstanding at beginning of year/acquisition date, Weighted average	[2],[3]	£ 1.41	£ 1.38
Granted in the year, weighted average exercise price	[2],[3]	1.51	1.66
Exercised/released in the year, weighted average exercise price	[2],[3]	1.5	1.52
Less: forfeited in the year, weighted average exercise price	[2],[3]	1.54	1.42
Less: expired in the year, weighted average exercise price	[2],[3]	1.8	2.03
Outstanding at end of year, Weighted average exercise price	[2],[3]	£ 1.41	£ 1.41

[1]	Nil cost award and therefore the weighted average exercise price was nil.
[2]	Options/award granted over Barclays PLC shares.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 8,159,542 ). The weighted average exercise price relates to Sharesave.